Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued salaries and payroll liabilities	$ 141,727	$ 225,685	$ 169,337
Rebate liability	40,035	31,411	26,015
Commissions	22,968	12,608	9,720
Franchise tax	4,138	5,262	400
Deferred income and deposit (sublease)	4,549	4,445	14,168
Accrued Interest	1,082	2,839	222
Other		10,265	86,302
Accrued expenses and other current liabilities	$ 214,499	$ 292,515	$ 306,164